Average Annual Total Returns - BlackRock Real Estate Securities Fund	May 28, 2021
Investor A Shares
Average Annual Return:
1 Year	(9.45%)
5 Years	4.90%
Since Inception	7.38%
Inception Date	Sep. 28, 2012
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	(9.87%)
5 Years	3.35%
Since Inception	5.81%
Inception Date	Sep. 28, 2012
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(5.48%)
5 Years	3.22%
Since Inception	5.22%
Inception Date	Sep. 28, 2012
Investor C Shares
Average Annual Return:
1 Year	(6.12%)
5 Years	5.25%
Since Inception	7.30%
Inception Date	Sep. 28, 2012
Institutional Shares
Average Annual Return:
1 Year	(4.19%)
5 Years	6.32%
Since Inception	8.36%
Inception Date	Sep. 28, 2012